15. Property and equipment (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		R$ 24,290		R$ 14,052
Additions	[1]	4,207		3,268
Business Combination				8,496
Remeasurement		1,396		832
Impairment		(23)
Depreciation		(2,253)		(1,376)
Write-offs		(1,460)		(674)
Merger		121
Transfers		(884)	[2]	(212)
Exchange rate changes		1,971		141
Deconsolidation		(7,477)		(237)
Property and equipment, ending		19,888		24,290
Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		7,071		4,431
Additions		2,025		807
Business Combination				1,755
Remeasurement		1,396		832
Depreciation		(943)		(530)
Write-offs		(1,006)		(152)
Transfers		(3)		52
Exchange rate changes		411		33
Deconsolidation		(2,434)		(157)
Property and equipment, ending		6,517		7,071
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		3,692		1,366
Additions		61		75
Business Combination				2,277
Remeasurement
Impairment
Depreciation
Write-offs		(87)		(30)
Merger		121
Transfers		(308)	[2]	(36)
Exchange rate changes		542		40
Deconsolidation		(481)
Property and equipment, ending		3,540		3,692
Land [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		3
Additions
Business Combination				3
Remeasurement
Impairment
Depreciation
Write-offs
Merger
Transfers			[2]
Exchange rate changes
Deconsolidation
Property and equipment, ending		3		3
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		4,869		1,773
Additions		80		237
Business Combination				2,934
Remeasurement
Impairment		(23)
Depreciation		(156)		(67)
Write-offs		(145)		(29)
Merger
Transfers		(308)	[2]	(29)
Exchange rate changes		705		51
Deconsolidation		(608)		(1)
Property and equipment, ending		4,414		4,869
Buildings [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		7,023		4,422
Additions		2,001		792
Business Combination				1,727
Remeasurement		1,403		832
Impairment
Depreciation		(928)		(525)
Write-offs		(1,005)		(152)
Merger
Transfers		(3)	[2]	52
Exchange rate changes		402		32
Deconsolidation		(2,428)		(157)
Property and equipment, ending		6,465		7,023
Construction In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		275		176
Additions		746		789
Business Combination				154
Remeasurement
Impairment
Depreciation
Write-offs		(7)		(6)
Merger
Transfers		(750)	[2]	(903)
Exchange rate changes		17		3
Deconsolidation		(68)		62
Property and equipment, ending		213		275
Equipment [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		45		9
Additions		24		15
Business Combination				25
Remeasurement		(7)
Impairment
Depreciation		(15)		(5)
Write-offs		(1)
Merger
Transfers			[2]
Exchange rate changes		9		1
Deconsolidation		(6)
Property and equipment, ending		49		45
Total Property and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		17,219		9,621
Additions		2,182		2,461
Business Combination				6,741
Remeasurement
Impairment		(23)
Depreciation		(1,310)		(846)
Write-offs		(454)		(522)
Merger		121
Transfers		(881)	[2]	(264)
Exchange rate changes		1,560		108
Deconsolidation		(5,043)		(80)
Property and equipment, ending		13,371		17,219
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		4,441		3,843
Additions		788		634
Business Combination				334
Remeasurement
Impairment
Depreciation		(429)		(332)
Write-offs		(429)		(382)
Merger
Transfers		262	[2]	407
Exchange rate changes		70
Deconsolidation		(2,601)		(63)
Property and equipment, ending		2,412		4,441
Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		2,281		1,308
Additions		308		445
Business Combination				672
Remeasurement
Impairment
Depreciation		(437)		(264)
Write-offs		(69)		(36)
Merger
Transfers		172	[2]	180
Exchange rate changes		151		10
Deconsolidation		(637)		(34)
Property and equipment, ending		1,769		2,281
Furniture and Fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		1,007		595
Additions		120		163
Business Combination				300
Remeasurement
Impairment
Depreciation		(193)		(100)
Write-offs		(16)		(21)
Merger
Transfers		62	[2]	80
Exchange rate changes		66		6
Deconsolidation		(340)		(16)
Property and equipment, ending		706		1,007
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		74		59
Additions		18		32
Business Combination				6
Remeasurement
Impairment
Depreciation		(28)		(24)
Write-offs				(2)
Merger
Transfers		7	[2]	7
Exchange rate changes		1
Deconsolidation		(38)		(4)
Property and equipment, ending		34		74
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		580		501
Additions		61		86
Business Combination				64
Remeasurement
Impairment
Depreciation		(67)		(59)
Write-offs		(11)		(16)
Merger
Transfers		(18)	[2]	30
Exchange rate changes		8		(2)
Deconsolidation		(270)		(24)
Property and equipment, ending		R$ 283		R$ 580

[1]	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
[2]	The main effects are R$722 for transfers to held for sale and R$198 for intangibles and (R$49) for investment properties